Accounting policies and statement of compliance - Disclosure of Effect of Changes in Foreign Exchange Rates (Details) - $ / €	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.0813	1.0530	1.1827
Closing rate (€1 equals to USD)	1.1050	1.0666	1.1326